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                                                Rule 497(e)
                                          File No. 33-83928

                        Retirement Plan Series Account of
                   Great-West Life & Annuity Insurance Company
                      Supplement dated February 11, 2000 to
                        the Prospectus dated May 1, 1999


On February 11, 2000, shares held by the Maxim Foreign Equity Investment Division were substituted with shares of the Maxim INVESCO ADR Portfolio. As a result of this substitution, please note the following changes to the prospectus. Please retain this supplement along with your prospectus for future reference.

On Page 7 under the heading Eligible Fund Annual Expenses, please delete the entry for the Maxim Foreign Equity Portfolio and replace it with the following:

                                                                               Total Maxim Series
Eligible Fund                   Management Fees       Other Expenses           Fund Annual Expenses
-------------                   ---------------       --------------           --------------------
Maxim INVESCO ADR Portfolio         1.00%                 0.30%                     1.30%

On Page 8 under the heading Examples, please delete the entry for the Maxim Foreign Equity Investment Division and replace it with the following:

Investment Division                 1 Year         3 Year        5 Year         10 Year
-------------------                 ------         ------        ------         -------
Maxim INVESCO ADR                   $63.57         $44.31        $80.37         $198.68
Investment Division

On Page 9 please  delete  the  entry  for the Maxim  Foreign  Equity  Investment
Division and replace it with the following:

Investment Division                 1 Year         3 Year        5 Year         10 Year
-------------------                 ------         ------        ------         -------
Maxim INVESCO ADR                   $13.57         $44.31        $80.37         $198.68
Investment Division

On Page 11 please delete the description of the Maxim Foreign Equity Portfolio and replace it with the following:

Maxim INVESCO ADR Portfolio seeks high total return through capital appreciation and current income, while reducing risk through diversification. This portfolio invests primarily in foreign securities that are issued in the form of American Depository Receipts ("ADRs") or foreign stocks that are registered with the SEC and traded in the U.S.

On Page 12 under the sub-heading Sub-Advisers, please delete the description of Loomis, Sayles & Company, Inc. and replace it with the following:

Loomis, Sayles & Company, Inc. ("Loomis Sayles"), located at One Financial Center, Boston, Massachusetts, 02111, is responsible for the day-to-day management of the Maxim Loomis Sayles SmallCap Value and Maxim Loomis Sayles Corporate Bond Portfolios.

On Page 12 under the sub-heading Sub-Advisers, please add the following:

INVESCO Capital Management, Inc. ("ICM"), located at 1315 Peachtree Street, N.E., Atlanta, Georgia 30309, is responsible for the day-to-day management of the Maxim INVESCO ADR Portfolio and for making decisions to buy, sell or hold any particular security.

On Pages 22-24 under the heading Total Return, please replace all references to the "Maxim Foreign Equity Investment Division" with the "Maxim INVESCO ADR Investment Division*."


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On Page 24 please insert the following footnote:

* Formerly known as the Maxim Foreign Equity Investment Division. On February 11, 2000, the underlying Eligible Fund for the Investment Division was changed from the Maxim Foreign Equity Portfolio to the Maxim INVESCO ADR Portfolio.

On Page 36 please replace the heading for the Condensed Financial Information table with "MAXIM INVESCO ADR INVESTMENT DIVISION++."

On Page 42 in footnotes (2), (5), (12) and (13), please replace all references to the "Maxim Foreign Equity Investment Division" with the "Maxim INVESCO ADR Investment Division."

On Page 42 please insert the following footnote at the end of the page:

+Formerly known as the Maxim Foreign Equity Investment Division. On February 11, 2000, the underlying Eligible Fund for the Investment Division was changed from the Maxim Foreign Equity Portfolio to the Maxim INVESCO ADR Portfolio.